Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2013
Change in Carrying Amount of Goodwill	The change in the carrying amount of goodwill was as follows for the years ended December 31:

	2013	2012
Goodwill on January 1	$1,634	$1,634
Impairment	—	—

Goodwill on December 31	$1,634	$1,634

Acquisition-Related Intangible Assets

Information regarding the Company’s acquisition-related intangible assets is as follows:

	As of December 31, 2013
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted- Average Remaining Useful Life (in years)
Trademarks	$240	$(164)	$76	1.6
Customer agreements	2,060	(880)	1,180	4.6
Non-compete agreements	126	(126)	—	—

Total	$2,426	$(1,170)	$1,256	4.4

	As of December 31, 2012
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted- Average Remaining Useful Life (in years)
Trademarks	$240	$(116)	$124	2.6
Customer agreements	2,060	(622)	1,438	5.6
Non-compete agreements	126	(109)	17	0.6

Total	$2,426	$(847)	$1,579	5.4

Expected Amortization Expense for the Intangible Assets

As of December 31, 2013, expected amortization expense for the intangible assets for each of the next five years and thereafter was as follows:

2014	$306
2015	286
2016	257
2017	257
2018	150

Total	$1,256